Fixed Assets - Summary of Fixed Assets (Parenthetical) (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for purchase of fixed assets		R$ 41,000,000
EDP systems related to attached real estate		3,000,000
Fixed assets impairment		0
Hyperinflationary [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other changes property plant and equipment	R$ 67,000,000	R$ 209,000,000